Revenue and Segment Information - Schedule of Disaggregation of Revenue by Service Types (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	RM 28,632,549	$ 6,538,007	RM 6,813,559
Transaction price allocated to partially unsatisfied performance obligations as of period end and expected to be recognized as revenue in:- 2024H2			350,000
Timing of revenue recognition Point in time [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	28,632,549	6,538,007	3,763,559
Timing of revenue recognition Over time [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue			3,050,000
Offering Farm Solutions [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue			3,050,081
Offering Farm Solutions [Member] | Third Parties [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue			2,000,000
Offering Farm Solutions [Member] | From Related Parties [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue			1,050,081
Sales of Fresh Produce [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	28,632,549	6,538,007	3,763,478
Sales of Fresh Produce [Member] | Third Parties [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	28,632,549	6,538,007	3,730,636
Sales of Fresh Produce [Member] | From Related Parties [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue			RM 32,842